Financial Instruments - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cumulative estimated gain losses on termination of forward contracts	$ 1,000
Gain losses on cash flow hedges net of tax	1,000	$ 1,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities	$ 1,000	1,000
Percentage change in rate of interest percentage	1.00%
Estimated increase decrease in annual interest expense	$ 3,000
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(45,701)	72,406
Foreign exchange loss	58,933	19,202
USD
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	$ 621,000
ARS
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in unobservable input assets	5.00%
Additional foreign exchange loss	$ (1,000)
Foreign exchange loss	$ 83,000
Revolving Credit Facility Term Loan And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Interest coverage ratio	4.2
Net funded debt to EBITDA ratio	2.3
Senior secured net funded debt to EBITDA ratio	0.7
USA And Canada [Member] | One Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable and contract assets	10.00%
Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		29,000
Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs		$ 28,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue	10.00%	10.00%
Percentage of accounts receivable and contract assets		10.00%
Bottom of range [member] | Revolving Credit Facility Term Loan And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Interest coverage ratio	2.5
Top of range [member] | Revolving Credit Facility Term Loan And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Net funded debt to EBITDA ratio	4
Senior secured net funded debt to EBITDA ratio	2.5
Senior Unsecured Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	$ 823,000
Senior Unsecured Notes [Member] | Discount rate, measurement input [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	9